Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: February 11, 2026

Payment Date	2/17/2026
Collection Period Start	1/1/2026
Collection Period End	1/31/2026
Interest Period Start	1/15/2026
Interest Period End	2/16/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$138,927,210.77	$49,387,926.37	$89,539,284.40	0.311062	Nov-26
Class A-2a Notes	$295,200,000.00	$—	$295,200,000.00	1.000000	Jan-29
Class A-2b Notes	$205,600,000.00	$—	$205,600,000.00	1.000000	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$1,282,917,210.77	$49,387,926.37	$1,233,529,284.40

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,308,582,491.84	$1,258,449,084.52	0.864183
YSOC Amount	$22,085,670.53	$21,340,189.58
Adjusted Pool Balance	$1,286,496,821.31	$1,237,108,894.94
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$138,927,210.77	3.92500%	ACT/360	$499,848.53
Class A-2a Notes	$295,200,000.00	3.88000%	30/360	$954,480.00
Class A-2b Notes	$205,600,000.00	4.03735%	ACT/360	$760,905.90
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.67
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$1,282,917,210.77			$4,308,157.35

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,308,582,491.84	$1,258,449,084.52
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,286,496,821.31	$1,237,108,894.94
Number of Receivables Outstanding	68,650	67,187
Weighted Average Contract Rate	7.26%	7.26%
Weighted Average Remaining Term (months)	53.3	52.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$8,164,239.21
Principal Collections	$49,920,764.45
Liquidation Proceeds	$64,616.05
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$58,149,619.71
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$58,149,619.71

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,090,485.41	$1,090,485.41	$—	$—	$57,059,134.30
Interest - Class A-1 Notes	$499,848.53	$499,848.53	$—	$—	$56,559,285.77
Interest - Class A-2a Notes	$954,480.00	$954,480.00	$—	$—	$55,604,805.77
Interest - Class A-2b Notes	$760,905.90	$760,905.90	$—	$—	$54,843,899.87
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$53,233,958.20
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$52,912,322.20
First Allocation of Principal	$2,878,315.83	$2,878,315.83	$—	$—	$50,034,006.37
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$49,983,563.62
Second Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$35,673,563.62
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$35,620,735.87
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$21,310,735.87
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$21,252,661.12
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,942,661.12
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,942,661.12
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$3,363,050.58
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,363,050.58
Remaining Funds to Certificates	$3,363,050.58	$3,363,050.58	$—	$—	$—
Total	$58,149,619.71	$58,149,619.71	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$22,085,670.53
Increase/(Decrease)	$(745,480.95)
Ending YSOC Amount	$21,340,189.58

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,286,496,821.31	$1,237,108,894.94
Note Balance	$1,282,917,210.77	$1,233,529,284.40
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.02%	23	$212,642.87
Liquidation Proceeds of Defaulted Receivables[2]	0.01%	23	$64,616.05
Monthly Net Losses (Liquidation Proceeds)			$148,026.82
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.18%
Current Collection Period			0.14%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$415,792.51
Cumulative Net Loss Ratio			0.03%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.05%	28	$614,653.45
60-89 Days Delinquent	0.01%	8	$184,861.03
90-119 Days Delinquent	0.00%	2	$58,109.05
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.07%	38	$857,623.53

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$34,535.95
Total Repossessed Inventory		3	$58,948.80

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		10	$242,970.08
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.02%
Current Collection Period			0.02%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.65	0.05%	28	0.04%